INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended			145 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2014
Deferred Tax Assets Valuation Allowance Rate	100.00%			100.00%
Tax Credit Carryforward, Deferred Tax Asset	$ 22,049,000			$ 22,049,000
Non-Capital Losses	14,220,000			14,220,000
Income Tax Expense (Benefit), Total	14,189	22,119	0	36,308
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 2,180,000			$ 2,180,000